Consolidated Statement of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)
Operating activities
Net Income (loss)	$ (47.5)	$ 318.9
Adjustments for:
Depreciation and amortization	319.5	305.4
Impairment Loss On Non-Financial Assets	171.7	48.9
Share of after-tax profit of equity accounted investees	(2.7)	(27.5)
Deferred income taxes	(33.3)	2.9
Investment tax credits	(36.9)	9.0
Share-based payments expense	9.6	14.5
Defined benefit pension plans	12.0	15.1
Other non-current liabilities	(19.9)	(39.2)
Derivative financial assets and liabilities – net	(26.7)	15.3
Other	70.3	(66.0)
Changes in non-cash working capital	(49.5)	(52.2)
Net cash provided by operating activities	366.6	545.1
Investing activities
Business combinations, net of cash acquired	(186.5)	(10.1)
Acquisition of investment in equity accounted investees	(18.7)	(113.5)
Additions to property, plant and equipment	(107.6)	(283.4)
Proceeds from disposal of property, plant and equipment	4.5	0.5
Additions to intangible assets	(56.0)	(100.6)
Net proceeds from (payments to) equity accounted investees	0.7	(9.9)
Dividends received from equity accounted investees	12.1	22.6
Other	8.1	(1.5)
Net cash used in investing activities	(343.4)	(495.9)
Financing activities
Repayments of current borrowings	(705.6)
Net (repayment) proceeds from borrowing under revolving credit facilities		708.2
Proceeds from long-term debt	151.1	167.6
Repayment of long-term debt	(86.1)	(233.0)
Repayment of lease liabilities	(200.8)	(79.8)
Dividends paid	0.0	(110.9)
Net proceeds from the issuance of common shares	820.8	26.6
Repurchase and cancellation of common shares	0.0	(49.6)
Changes in restricted cash	0.0	15.7
Other	(0.7)	(1.4)
Net cash (used in) provided by financing activities	(21.3)	443.4
Effect of foreign currency exchange differences on cash and cash equivalents	(22.3)	7.8
Net (decrease) increase in cash and cash equivalents	(20.4)	500.4
Cash and cash equivalents, beginning of year	946.5	446.1
Cash and cash equivalents, end of year	$ 926.1	$ 946.5